SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales of goods and services rendered
Sales of materials and finished goods	¥ 23,616,344	¥ 19,235,717	¥ 14,097,316
Provision of utility services	990,438	847,252	709,744
Other significant related party transactions
Entrusted loans and other borrowings to related parties			1,600,000
Interest income on entrusted loans and other borrowings to related parties			65,430
Consideration to acquire the shares in the subsidiaries of Chinalco	2,137,608	0	0
Disposal of electronic aluminium capacity quota to a subsidiary of Chinalco	800,000	0	0
Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered		7,706	79,141
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	55,378	34,607	41,301
Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	3,237,814	2,496,431	1,205,355
Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	12,701,924	13,822,660	10,367,335
Provision of utilities services
Sales of goods and services rendered
Provision of utility services	1,153,496	1,193,038	1,432,259
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	13,612,817	11,248,625	10,658,507
Provision of utility services	687,290	620,552	581,566
Other significant related party transactions
Interest income from the unpaid disposal proceeds from related parties			117,587
Chinalco and its subsidiaries | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered		5,981	77,095
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	52,571	31,551	40,875
Chinalco and its subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	2,949,866	2,088,338	1,071,283
Chinalco and its subsidiaries | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	8,161,223	3,513,420	3,850,073
Chinalco and its subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	309,180	312,062	326,830
Chinalco and its subsidiaries | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	763,812	992,827	1,412,722
Chinalco and its subsidiaries | Rental expenses for buildings and land use rights
Purchase of goods and services
Rental expenses /lease liabilities payments for buildings and land use rights charged	499,191	501,866	509,848
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	514,414	897,642	682,992
Provision of utility services	4,062	15,719	8,776
Associates of Chinalco | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	65
Associates of Chinalco | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	18	18,917
Associates of Chinalco | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	100,835	96,510
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	5,676,548	4,462,670	2,031,159
Provision of utility services	263,436	186,672	118,280
Other significant related party transactions
Entrusted loans and other borrowings to related parties			500,000
Interest income on entrusted loans and other borrowings to related parties			41,005
Financial guarantee provided to related party	12,450	12,450	18,350
Joint ventures | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Services rendered			2,046
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,967	1,545	426
Joint ventures | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	69,332	2,100
Joint ventures | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	2,647,234	8,182,251	6,516,087
Joint ventures | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	280,523	26,269	19,537
Joint ventures | Provision of other services
Purchase of goods and services
Purchase of services	272,220	226,280	269,204
Associates
Sales of goods and services rendered
Sales of materials and finished goods	3,812,565	2,626,780	724,658
Provision of utility services	35,650	24,309	1,122
Other significant related party transactions
Entrusted loans and other borrowings to related parties			1,100,000
Interest income on entrusted loans and other borrowings to related parties			24,425
Associates | Provision of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services		1,725
Associates | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	775	1,511
Associates | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	218,616	405,993	134,072
Associates | Purchases of key and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	1,893,449	2,108,072	1,175
Associates | Provision of utilities services
Sales of goods and services rendered
Provision of utility services	8,326	77,432
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Other significant related party transactions
Borrowing from related parties	3,890,000	6,525,000	4,010,000
Interest expense on borrowings, discounted notes and factoring arrangement from related parties	141,991	143,415	225,934
Disposal assets under sale and leaseback contract to related parties	500,000	224,000	600,000
Finance lease under a sale and leaseback contract from related parties	558,924	224,000	600,036
Trade receivable factoring arrangement from related parties	136,656	470,101	1,570,000
Discounted notes receivable to a related parties	679,517	756,000	523,253
Financial guarantees provided			4,000
Investment to Yunnan Aluminium
Other significant related party transactions
Consideration to acquire the shares in the subsidiaries of Chinalco	1,287,608	0	0
Investment to Heqing Yixin Aluminum Industry Co., Ltd.
Other significant related party transactions
Consideration to acquire the shares in the subsidiaries of Chinalco	¥ 850,000	¥ 0	¥ 0